Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

August 30, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to make certain material changes to the registration statement of the Defiance Daily Target 2X Long MSTR ETF (formerly known as the Defiance Daily Target 1.75X Long MSTR ETF) (the “Fund”), is Post-Effective Amendment No. 254 and Amendment No. 257 to the Trust’s Registration Statement on Form N-1A. While additional funds are included in this filing, we respectfully request that the Staff limit its review to the Fund since each of the other funds recently underwent Staff review and no material changes have been made to the registration statement for those funds since that review. Refer to Post-Effective Amendment 187 (SEC Accession No. 0001999371-24-003316) and Post-Effective Amendment 222 (SEC Accession No. 0001999371-24-007101).

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC